COMMON STOCK (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 Vote shares	Dec. 31, 2025 Vote shares	Dec. 31, 2024 shares
COMMON STOCK
Common stock, Shares authorized | shares	32,000,000	32,000,000	32,000,000
Number of votes | Vote	1	1